Joint Venture Sale (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012
Joint Venture Sale (Textual) [Abstract]
Assumed liabilities		$ 2.4
Joint Venture Sale (Additional Textual) [Abstract]
Cash sold		0.3
Shandong Yanzhou Liancheng Metal Products Co. Ltd. ("LMC") [Member]
Joint Venture Sale (Textual) [Abstract]
Sale of interest in joint venture	51.00%
Sale price	0.9
Assumed liabilities		2.4
Non-cash charge		$ 1.1